UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

   BlackRock Emerging Markets Bond Fund

   BlackRock Emerging Markets Local Currency Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end:  12/31/2017

Date of reporting period:  09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Azerbaijan — 1.0%
Southern Gas Corridor CJSC, 6.88%, 3/24/26	USD	224	$252,000
British Virgin Islands — 2.0%
Sinopec Group Overseas Development 2015, Ltd., 3.25%, 4/28/25		249	249,432
Sinopec Group Overseas Development 2016, Ltd. , 2.75%, 9/29/26		263	250,729

			500,161
Cayman Islands — 0.2%
Vale Overseas Ltd. 6.88%, 11/21/36		40	45,800
Colombia — 0.4%
Ecopetrol SA, 5.88%, 5/28/45		90	87,975
Indonesia — 1.6%
Pertamina Persero PT, 4.30%, 5/20/23		200	209,933
Perusahaan Listrik Negara PT, 4.13%, 5/15/27		200	199,959

			409,892
Kazakhstan — 1.7%
KazMunayGas National Co. JSC:
4.75%, 4/19/27		212	214,981
5.75%, 4/19/47		200	196,869

			411,850
Malaysia — 1.3%
Petronas Capital Ltd., 3.50%, 3/18/25		320	329,769
Mexico — 2.4%
Petroleos Mexicanos:
3.50%, 1/30/23		73	71,949
4.25%, 1/15/25		126	125,269
4.50%, 1/23/26		38	37,935
6.88%, 8/04/26		43	48,913
6.50%, 3/13/27		134	148,503
5.50%, 6/27/44		96	89,520
6.75%, 9/21/47		70	74,473

			596,562
Morocco — 0.8%
OCP SA, 4.50%, 10/22/25		200	201,219
Peru — 0.8%
Petroleos del Peru SA, 4.75%, 6/19/32		200	205,680

Corporate Bonds	Par (000)		Value
South Africa — 1.0%
Eskom Holdings SOC Ltd., 6.75%, 8/06/23	USD	250	$258,275
United States — 0.5%
Pemex Project Funding Master Trust, 6.63%, 6/15/35		118	127,145
Venezuela — 2.6%
Petroleos de Venezuela SA:
8.50%, 10/27/20		150	124,500
9.00%, 11/17/21		272	111,342
12.75%, 2/17/22		50	23,100
6.00%, 5/16/24		1,040	316,160
9.75%, 5/17/35		250	85,625

			660,727
Total Corporate Bonds — 16.3%			4,087,055

Foreign Agency Obligations
Angolan Government International Bond, 9.50%, 11/12/25		290	311,393
Argentine Republic Government International Bond:
6.88%, 4/22/21		150	163,500
7.50%, 4/22/26		171	192,204
6.88%, 1/26/27		169	182,604
8.28%, 12/31/33		269	310,934
7.13%, 6/28/49		25	24,950
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20		100	105,125
Brazilian Government International Bond:
2.63%, 1/05/23		200	191,750
6.00%, 4/07/26		200	222,000
5.00%, 1/27/45		200	186,140
Colombia Government International Bond:
2.63%, 3/15/23		200	196,250
4.50%, 1/28/26		200	213,600
5.63%, 2/26/44		200	223,600
Corp. Nacional del Cobre de Chile:
4.50%, 9/16/25		200	213,092
4.25%, 7/17/42		200	198,636
Costa Rica Government International Bond:
4.25%, 1/26/23		200	198,750
7.00%, 4/04/44		200	212,510
Croatia Government International Bond, 5.50%, 4/04/23		333	369,579

BLACKROCK EMERGING MARKETS BOND FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Bond Fund

Foreign Agency Obligations	Par (000)		Value
Dominican Republic International Bond:
5.50%, 1/27/25	USD	232	$245,340
5.95%, 1/25/27		117	125,775
6.85%, 1/27/45		133	148,794
Ecuador Government International Bond:
10.75%, 3/28/22		250	279,375
8.75%, 6/02/23		250	258,437
7.95%, 6/20/24		200	197,750
Egypt Government International Bond:
6.13%, 1/31/22		200	206,978
5.88%, 6/11/25		250	249,750
8.50%, 1/31/47		200	222,832
El Salvador Government International Bond:
5.88%, 1/30/25		78	76,440
6.38%, 1/18/27		213	210,870
8.63%, 2/28/29		49	55,003
Gabon Government International Bond, 6.38%, 12/12/24		200	195,064
Ghana Government International Bond, 9.25%, 9/15/22		200	222,260
Hungary Government International Bond:
5.38%, 2/21/23		132	148,872
5.38%, 3/25/24		108	123,525
Indonesia Government International Bond:
4.35%, 1/08/27		200	212,166
5.25%, 1/17/42		200	223,038
5.25%, 1/08/47		200	225,385
Iraq International Bond, 5.80%, 1/15/28		250	233,586
Ivory Coast Government International Bond, 5.75%, 12/31/32		203	199,661
Jamaica Government International Bond, 6.75%, 4/28/28		200	230,500
Jordan Government International Bond, 6.13%, 1/29/26		200	202,300
Kazakhstan Government International Bond, 3.88%, 10/14/24		200	205,442
Kenya Government International Bond, 6.88%, 6/24/24		200	204,148
Lebanon Government International Bond:
6.10%, 10/04/22		448	447,265
6.00%, 1/27/23		90	88,695
6.25%, 11/04/24		40	39,204
6.60%, 11/27/26		75	73,576

Foreign Agency Obligations	Par (000)		Value
Mexico Government International Bond:
4.13%, 1/21/26	USD	200	$210,700
5.75%, 10/12/10		116	124,352
Mongolia Government International Bond, 5.13%, 12/05/22		200	194,237
Nigeria Government International Bond:
14.50%, 7/15/21	NGN	18,000	47,998
6.38%, 7/12/23	USD	200	209,604
16.29%, 3/17/27	NGN	18,000	51,313
Oman Government International Bond:
4.75%, 6/15/26	USD	250	247,125
5.38%, 3/08/27		240	246,579
Panama Government International Bond:
4.00%, 9/22/24		280	298,900
4.30%, 4/29/53		200	204,500
Paraguay Government International Bond, 5.00%, 4/15/26		200	213,500
Peruvian Government International Bond:
7.35%, 7/21/25		100	131,300
6.55%, 3/14/37		111	149,295
5.63%, 11/18/50		182	229,775
Philippine Government International Bond, 6.38%, 1/15/32		124	163,086
Poland Government International Bond:
5.00%, 3/23/22		111	122,665
3.25%, 4/06/26		150	153,954
Republic of Belarus International Bond, 6.88%, 2/28/23		200	214,950
Republic of South Africa Government International Bond:
4.67%, 1/17/24		159	162,657
4.88%, 4/14/26		200	201,690
Romanian Government International Bond, 6.75%, 2/07/22		126	145,690
Russian Foreign Bond - Eurobond:
4.50%, 4/04/22		200	213,500
4.75%, 5/27/26		600	636,000
Senegal Government International Bond, 6.25%, 5/23/33		200	205,658
Serbia International Bond, 4.88%, 2/25/20		281	293,696
Sri Lanka Government International Bond:
5.88%, 7/25/22		200	213,014
6.13%, 6/03/25		200	211,403

2	BLACKROCK EMERGING MARKETS BOND FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Bond Fund

Foreign Agency Obligations	Par (000)		Value
The Third Pakistan International Sukuk Co., Ltd., 5.50%, 10/13/21	USD	200	$205,193
Turkey Government International Bond:
5.63%, 3/30/21		100	106,331
5.13%, 3/25/22		200	209,416
3.25%, 3/23/23		200	190,154
4.88%, 10/09/26		200	198,668
4.88%, 4/16/43		200	177,599
Ukraine Government International Bond:
7.75%, 9/01/20		117	124,020
7.75%, 9/01/21		235	249,420
7.75%, 9/01/22		142	150,574
7.75%, 9/01/24		246	256,762
Uruguay Government International Bond:
4.38%, 10/27/27		150	161,625
5.10%, 6/18/50		240	253,200
Venezuela Government International Bond:
7.75%, 10/13/19		171	76,522
12.75%, 8/23/22		113	52,172
9.00%, 5/07/23		209	73,150
8.25%, 10/13/24		70	23,625
11.75%, 10/21/26		110	42,350
9.25%, 5/07/28		131	44,894
11.95%, 8/05/31		216	86,940

Foreign Agency Obligations	Par (000)		Value
Zambia Government International Bond, 8.97%, 7/30/27	USD	200	$217,140
Total Foreign Agency Obligations — 70.4%			17,665,544
Total Long-Term Investments (Cost — $21,639,028) — 86.7%			21,752,599

Short-Term Securities

Money Market Funds — 8.1%		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (a)(c)		2,027,922	2,027,922

U.S. Treasury Obligations — 4.0%		Par (000)
U.S. Treasury Bills, 0.95%, 10/19/17 (b)	USD	1,000	999,532
Total Short-Term Securities (Cost — $3,027,454) — 12.1%			3,027,454
Total Investments (Cost — $24,666,482) — 98.8%			24,780,053
Other Assets Less Liabilities — 1.2%			313,393

Net Assets — 100.0%			$25,093,446

Notes to Schedule of Investments

(a)	Annualized 7-day yield as of period end.
(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Net Activity[1]	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,027,922	2,027,922	$2,027,922	$6,127	—	—

[1] Represents net shares purchased.

BLACKROCK EMERGING MARKETS BOND FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Bond Fund

Portfolio Abbreviations

BRL	Brazilian Real
JSC	Joint Stock Company
MXN	Mexican Peso
NGN	Nigerian Naira
TRY	Turkish Lira
ZAR	South African Rand

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Short Contracts
10-Year U.S. Treasury Note	(1)	December 2017	$125	$1,808
Euro Bund	(2)	December 2017	$381	3,095
Long U.S. Treasury Bond	(15)	December 2017	$2,292	30,973
Total				$35,876

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	BRL	264	$12,302	$13,583	$(1,281)
Mexican Government	1.00%	Quarterly	Credit Suisse International	12/20/22	MXN	276	1,576	1,745	(169)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	ZAR	370	15,831	15,304	527
Turkey Government	1.00%	Quarterly	Bank of America N.A.	12/20/22	TRY	623	26,319	24,033	2,286
Total							$56,028	$54,665	$1,363

4	BLACKROCK EMERGING MARKETS BOND FUND	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$4,087,055	—	$4,087,055
Foreign Agency Obligations	—	17,665,544	—	17,665,544
Short-Term Securities	$2,027,922	999,532	—	3,027,454

Total	$2,027,922	$22,752,131	—	$24,780,053

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,813	—	$2,813
Interest rate contracts	$35,876	—	—	35,876
Liabilities:
Credit contracts	—	(1,450)	—	(1,450)

Total	$35,876	$1,363		$37,239

[1] Derivative financial instruments are futures contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK EMERGING MARKETS BOND FUND	SEPTEMBER 30, 2017	5

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Emerging Markets Local Currency Bond Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Brazil — 1.5%
Centrais Eletricas Brasileiras SA, 6.88%, 7/30/19	USD	350	$372,750
Cayman Islands — 1.0%
KSA Sukuk, Ltd., 2.89%, 4/20/22		250	251,125
Mexico — 0.5%
Petroleos Mexicanos, 7.19%, 9/12/24	MXN	25	123,122
Netherlands — 1.6%
Petrobras Global Finance BV, 5.38%, 1/27/21	USD	375	395,625
South Africa — 2.1%
Eskom Holdings SOC, Ltd.:
5.75%, 1/26/21		250	254,060
0.00%, 8/18/27 (a)	ZAR	5,000	107,100
Transnet SOC, Ltd., 9.50%, 5/13/21		2,500	180,870

			542,030
Sweden — 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 9/26/22	USD	350	375,579
Total Corporate Bonds — 8.2%			2,060,231

Foreign Agency Obligations
Argentine Bonos del Tesoro:
18.20%, 10/03/21	ARS	1,850	111,036
16.00%, 10/17/23		830	53,940
15.50%, 10/17/26		1,730	114,970
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 3/01/21	CLP	465,000	749,027
4.50%, 3/01/26		120,000	190,054
5.00%, 3/01/35		85,000	135,896
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 1/01/21	BRL	1,294	433,958
Series F, 10.00%, 1/01/23		800	266,840
Series F, 10.00%, 1/01/25		810	269,063
Series F, 10.00%, 1/01/27		764	252,155
Colombian TES:
11.00%, 7/24/20	COP	350,000	135,273
10.00%, 7/24/24		1,450,000	592,841
7.50%, 8/26/26		169,400	61,348
6.00%, 4/28/28		1,000,000	324,817
7.75%, 9/18/30		70,000	25,967
7.00%, 6/30/32		148,600	50,818
Czech Republic Government Bond:
1.50%, 10/29/19	CZK	16,500	773,756
2.40%, 9/17/25		2,500	126,691

Foreign Agency Obligations	Par (000)		Value
Czech Republic Government Bond (continued):
1.00%, 6/26/26	CZK	3,900	$176,148
European Investment Bank, 2.25%, 5/25/21	PLN	500	135,941
Hungary Government Bond:
2.00%, 10/30/19	HUF	159,800	629,967
3.00%, 6/26/24		30,000	121,500
5.50%, 6/24/25		26,700	124,344
Indonesia Government International Bond:
7.88%, 4/15/19	IDR	1,900,000	145,861
7.00%, 5/15/27		1,350,000	104,089
Indonesia Treasury Bond:
8.25%, 7/15/21		2,900,000	230,381
7.00%, 5/15/22		3,600,000	276,635
8.38%, 3/15/24		5,288,000	434,290
11.00%, 9/15/25		1,134,000	107,729
8.38%, 9/15/26		7,608,000	636,024
6.13%, 5/15/28		1,000,000	72,303
9.00%, 3/15/29		1,700,000	148,210
8.75%, 5/15/31		2,200,000	189,227
9.50%, 7/15/31		1,600,000	145,639
8.25%, 6/15/32		2,256,000	187,481
7.50%, 8/15/32		1,600,000	124,434
8.38%, 3/15/34		936,000	76,512
8.25%, 5/15/36		926,000	75,557
Kenya Infrastructure Bond, 12.50%, 5/12/25	KES	5,000	49,786
Malaysia Government Bond:
3.42%, 8/15/22	MYR	1,200	280,843
3.80%, 8/17/23		950	225,345
3.96%, 9/15/25		550	130,039
4.39%, 4/15/26		300	72,765
3.90%, 11/30/26		293	68,993
4.50%, 4/15/30		200	48,065
4.23%, 6/30/31		350	81,521
Mexican Bonos:
8.50%, 12/13/18	MXN	141	789,357
5.00%, 12/11/19		17	87,363
8.00%, 6/11/20		42	239,175
6.50%, 6/10/21		166	904,125
6.50%, 6/09/22		7	38,762
8.00%, 12/07/23		22	125,754
10.00%, 12/05/24		37	239,021
5.75%, 3/05/26		53	272,407
8.50%, 5/31/29		4	24,110
7.75%, 5/29/31		37	216,682
10.00%, 11/20/36		14	97,594
7.75%, 11/13/42		42	246,367
Nigeria Government International Bond:
14.50%, 7/15/21	NGN	19,000	50,665
16.29%, 3/17/27		18,000	51,313
16.25%, 4/18/37		17,000	48,856

BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Local Currency Bond Fund

Foreign Agency Obligations	Par (000)		Value
Peruvian Government International Bond:
5.70%, 8/12/24	PEN	300	$97,506
7.35%, 7/21/25	USD	200	262,600
8.20%, 8/12/26	PEN	100	37,857
6.35%, 8/12/28		800	266,091
6.95%, 8/12/31		1,199	414,625
Poland Government Bond:
2.50%, 7/25/26	PLN	1,044	268,796
2.50%, 7/25/27		192	48,808
Republic of Poland Government Bond:
0.01%, 4/25/19 (a)		2,683	717,035
2.25%, 4/25/22		500	134,640
Republic of South Africa Government Bond:
7.00%, 2/28/31	ZAR	2,250	138,444
8.25%, 3/31/32		2,750	185,731
8.50%, 1/31/37		3,250	216,119
9.00%, 1/31/40		750	51,501
8.75%, 1/31/44		4,250	283,377
Romanian Government International Bond, 6.75%, 2/07/22	USD	350	404,694
Russian Federal Bond, 7.00%, 8/16/23	RUB	30,000	509,249
Russian Federal Bond - OFZ:
7.50%, 8/18/21		50,000	870,049
7.75%, 9/16/26		20,000	353,374
8.15%, 2/03/27		4,700	85,534
8.50%, 9/17/31		25,600	479,444
7.70%, 3/23/33		15,578	270,206

Foreign Agency Obligations	Par (000)		Value
South Africa Government Bond, 8.88%, 2/28/35	ZAR	1,500	$104,682
Turkey Government Bond:
8.70%, 7/11/18	TRY	125	34,301
11.10%, 5/15/19		500	139,351
8.50%, 7/10/19		100	26,762
10.50%, 1/15/20		675	186,286
10.70%, 2/17/21		1,200	333,432
9.20%, 9/22/21		1,275	337,720
11.00%, 3/02/22		425	119,999
8.50%, 9/14/22		300	76,917
7.10%, 3/08/23		650	155,615
10.40%, 3/20/24		425	117,911
10.60%, 2/11/26		1,025	286,245
11.00%, 2/24/27		1,000	285,861
Total Foreign Agency Obligations — 85.6%			21,500,392
Total Long-Term Investments (Cost — $23,431,024) — 93.8%			23,560,623

Short-Term Securities — 3.5%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (b)(c)		881,825	881,825
Total Short-Term Securities (Cost — $881,825) — 3.5%			881,825
Total Investments (Cost — $24,312,849) — 97.3%			24,442,448
Other Assets Less Liabilities — 2.7%			670,741

Net Assets — 100.0%			$25,113,189

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Annualized 7-day yield as of period end.

(c)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliate	Net Activity[1]	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	881,825	881,825	$881,825	$5,126	—	—
[1] Represents net shares purchased.

2	BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Local Currency Bond Fund

Portfolio Abbreviations

ARS	Argentine Peso
ARS	Auction Rate Securities
BRL	Brazilian Real
BZDIOVER	Brazil Interbank Deposit Rate
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JIBAR	Johannesburg Interbank Agreed Rate

KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Short Contracts
5-Year U.S. Treasury Note	(3)	December 2017	$353	$2,340
10-Year U.S. Treasury Note	(20)	December 2017	$2,506	25,031
Total				$27,371

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	2,080,000	USD	112,402	BNP Paribas S.A.	10/26/17	$6,227
ARS	2,075,520	USD	112,009	Morgan Stanley & Co. International PLC	10/26/17	6,365
ARS	228,650	USD	12,911	Royal Bank of Scotland PLC	10/26/17	130
ARS	331,070	USD	17,742	Royal Bank of Scotland PLC	10/26/17	1,140
ARS	349,690	USD	19,903	Royal Bank of Scotland PLC	10/26/17	41
BRL	435,460	USD	136,039	Goldman Sachs International	10/26/17	1,008
BRL	198,010	USD	61,820	Morgan Stanley & Co. International PLC	10/26/17	497
COP	193,614,240	USD	65,710	Royal Bank of Scotland PLC	10/26/17	22
CZK	1,002,160	USD	45,347	BNP Paribas S.A.	10/26/17	295
CZK	592,770	USD	26,767	Goldman Sachs International	10/26/17	230
HUF	8,907,900	USD	33,582	Deutsche Bank AG	10/26/17	227
HUF	41,263,718	USD	156,575	Goldman Sachs International	10/26/17	36
HUF	8,916,760	USD	33,725	Morgan Stanley & Co. International PLC	10/26/17	117

BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	775,489,370	USD	57,126	Nomura International PLC	10/26/17	$336
MXN	926,800	USD	50,674	Goldman Sachs International	10/26/17	28
MXN	1,289,770	USD	70,415	UBS AG	10/26/17	145
MYR	184,180	USD	43,562	Morgan Stanley & Co. International PLC	10/26/17	37
MYR	534,020	USD	125,859	Morgan Stanley & Co. International PLC	10/26/17	553
PEN	81,300	USD	24,802	Morgan Stanley & Co. International PLC	10/26/17	86
PHP	42,409,480	USD	828,715	Goldman Sachs International	10/26/17	3,605
PLN	68,290	USD	18,659	BNP Paribas S.A.	10/26/17	55
PLN	463,170	USD	125,984	Goldman Sachs International	10/26/17	941
PLN	257,320	USD	69,880	Morgan Stanley & Co. International PLC	10/26/17	635
RUB	773,110	USD	13,265	BNP Paribas S.A.	10/26/17	76
RUB	2,551,170	USD	43,387	Goldman Sachs International	10/26/17	638
TRY	178,180	USD	49,446	Goldman Sachs International	10/26/17	212
USD	60,349	BRL	191,620	Morgan Stanley & Co. International PLC	10/26/17	43
USD	625,443	BRL	1,971,460	Morgan Stanley & Co. International PLC	10/26/17	4,990
USD	823,272	CLP	514,059,500	Goldman Sachs International	10/26/17	20,479
USD	115,932	COP	339,100,070	Morgan Stanley & Co. International PLC	10/26/17	808
USD	42,012	IDR	566,868,610	Goldman Sachs International	10/26/17	8
USD	707,365	IDR	9,406,541,780	Morgan Stanley & Co. International PLC	10/26/17	10,352
USD	707,471	IDR	9,406,540,000	Morgan Stanley & Co. International PLC	10/26/17	10,458
USD	39,348	MXN	717,240	Goldman Sachs International	10/26/17	110
USD	129,342	MXN	2,337,640	Goldman Sachs International	10/26/17	1,457
USD	2,143,827	MXN	38,525,640	Goldman Sachs International	10/26/17	36,207
USD	416,316	MYR	1,741,450	Credit Suisse International	10/26/17	4,083
USD	62,632	MYR	261,800	Morgan Stanley & Co. International PLC	10/26/17	659
USD	64,036	MYR	267,990	Morgan Stanley & Co. International PLC	10/26/17	598
USD	64,995	RUB	3,763,550	Bank of America N.A.	10/26/17	48
USD	198,591	TRY	711,400	Goldman Sachs International	10/26/17	328
USD	62,220	ZAR	826,220	Goldman Sachs International	10/26/17	1,422
USD	102,887	ZAR	1,395,170	Goldman Sachs International	10/26/17	221
USD	246,219	ZAR	3,294,370	Standard Chartered Bank	10/26/17	3,797
USD	246,438	ZAR	3,290,000	UBS AG	10/26/17	4,338
ZAR	551,570	USD	40,247	Credit Suisse International	10/26/17	341
KZT	4,461,340	USD	12,946	Morgan Stanley & Co. International PLC	11/28/17	11

						124,440

BRL	753,330	USD	240,105	Morgan Stanley & Co. International PLC	10/26/17	(3,019)
CLP	34,588,420	USD	54,350	Deutsche Bank AG	10/26/17	(334)
CLP	38,144,730	USD	61,071	Goldman Sachs International	10/26/17	(1,501)
CZK	3,201,220	USD	146,468	Barclays Bank PLC	10/26/17	(672)

4	BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Local Currency Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	66,144,230	USD	254,803	Goldman Sachs International	10/26/17	$(3,761)
HUF	4,015,840	USD	15,273	Morgan Stanley & Co. International PLC	10/26/17	(32)
IDR	1,447,198,640	USD	108,234	Morgan Stanley & Co. International PLC	10/26/17	(999)
MXN	1,156,050	USD	63,492	Deutsche Bank AG	10/26/17	(248)
MYR	306,400	USD	72,650	UBS AG	10/26/17	(119)
PEN	95,170	USD	29,292	Morgan Stanley & Co. International PLC	10/26/17	(159)
PEN	1,647,470	USD	506,820	Morgan Stanley & Co. International PLC	10/26/17	(2,500)
PLN	48,950	USD	13,507	Goldman Sachs International	10/26/17	(93)
PLN	4,359,210	USD	1,211,767	State Street Bank and Trust Co.	10/26/17	(17,180)
TRY	155,190	USD	44,017	Bank of America N.A.	10/26/17	(766)
TRY	226,120	USD	63,311	Bank of America N.A.	10/26/17	(292)
TRY	1,136,760	USD	321,149	Barclays Bank PLC	10/26/17	(4,339)
TRY	564,490	USD	159,439	Citibank N.A.	10/26/17	(2,118)
TRY	184,900	USD	51,636	Deutsche Bank AG	10/26/17	(105)
TRY	162,750	USD	45,604	UBS AG	10/26/17	(246)
USD	4,309	ARS	76,490	Bank of America N.A.	10/26/17	(53)
USD	601,487	RUB	35,169,830	Bank of America N.A.	10/26/17	(5,433)
USD	601,111	RUB	35,165,000	Goldman Sachs International	10/26/17	(5,726)
USD	49,754	RUB	2,886,700	Morgan Stanley & Co. International PLC	10/26/17	(62)
ZAR	254,030	USD	18,886	BNP Paribas S.A.	10/26/17	(193)
KZT	21,000,000	USD	61,224	Royal Bank of Scotland PLC	11/22/17	(169)
KZT	9,358,900	USD	27,206	Goldman Sachs International	11/28/17	(25)

						(50,144)
Net Unrealized Appreciation						$74,296

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month JIBAR	Quarterly	7.12%	Quarterly	7/27/22	ZAR	8,000	$(2,451)	—	$(2,451)
3-Month JIBAR	Quarterly	7.76%	Quarterly	7/27/27	ZAR	7,000	(2,886)	—	(2,886)
Total							$(5,337)	—	$(5,337)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER	At Termination	8.05%	At Termination	Credit Suisse International	1/02/19	BRL	1,596	$4,173	—	$4,173
1-Day BZDIOVER	At Termination	8.86%	At Termination	BNP Paribas SA	1/04/21	BRL	497	920	—	920
1-Day BZDIOVER	At Termination	9.18%	At Termination	Credit Suisse International	1/04/21	BRL	3,335	16,910	—	16,910

BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Emerging Markets Local Currency Bond Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER	At Termination	9.31%	At Termination	Bank of American N.A.	1/04/21	BRL	699	$4,396	—	$4,396
1-Day BZDIOVER	At Termination	9.25%	At Termination	Goldman Sachs International	1/02/23	BRL	398	(250)	—	(250)
1-Day BZDIOVER	At Termination	9.29%	At Termination	Goldman Sachs International	1/02/23	BRL	369	(56)	—	(56)
1-Day BZDIOVER	At Termination	9.56%	At Termination	BNP Paribas S.A.	1/02/23	BRL	200	862	—	862
1-Day BZDIOVER	At Termination	9.71%	At Termination	Bank of American N.A.	1/02/23	BRL	129	286	—	286
1-Day BZDIOVER	At Termination	10.06%	At Termination	BNP Paribas S.A.	1/02/25	BRL	300	3,077	—	3,077
Total								$30,318	—	$30,318

6	BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Local Currency Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$2,060,231	—	$2,060,231
Foreign Agency Obligations	—	21,500,392	—	21,500,392
Short-Term Securities	$881,825	—	—	881,825

Total	$881,825	$23,560,623	—	$24,442,448

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$124,440		$124,440
Interest rate contracts	$27,371	30,624	—	57,995
Liabilities:
Foreign currency exchange contracts	—	(50,144)	—	(50,144)
Interest rate contracts	—	(5,643)	—	(5,643)

Total	$27,371	$99,277	—	$126,648

[1]    Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and swaps. Futures contracts, forward foreign currency exchange contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK EMERGING MARKETS LOCAL CURRENCY BOND FUND	SEPTEMBER 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 20, 2017